Related party transactions	12 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Related party transactions

5.	Related party transactions

Sony accounts for its investments in affiliated companies over which Sony has significant influence under the equity method. In addition, investments in general partnerships in which Sony does not have a controlling interest and limited partnerships are also accounted for under the equity method if more than minor influence over the operation of the investee exists (generally through more than 3-5% ownership).

During fiscal year ended March 31, 2012, Sony Corporation acquired the remaining interests in Sony Ericsson Mobile Communications AB (“Sony Ericsson”) and sold all of its shares of S-LCD Corporation (“S-LCD”), both of which were considered significant equity affiliates. There are no remaining individually significant investments following these transactions.

The summarized combined financial information that is based on information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements is shown below:

Balance Sheets

	Yen in millions
	March 31
	2013	2014
Current assets	254,606	307,726
Noncurrent assets	513,104	716,159
Current liabilities	205,749	235,618
Noncurrent liabilities and noncontrolling interests	308,410	501,893
Percentage of ownership in equity investees	20%-50%	20%-50%

Statements of Income

	Yen in millions
	Fiscal year ended March 31, 2012
	Sony Ericsson	S-LCD	Others	Total
Net revenues	475,898	146,002	123,610	745,510

Operating income (loss)	(44,239)	(4,644)	5,247	(43,636)
Other income (expense), net	4,504	(3,098)

Income (loss) before income taxes	(39,735)	(7,742)
Income taxes (expense)	(73,054)	(374)
Net income (loss) attributable to noncontrolling interests	(2,729)	—

Net income (loss) attributable to controlling interests	(115,518)	(8,116)	950	(122,684)
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments	(57,759)	(4,058)
Consolidating and reconciling adjustments:
Impairment loss including translation adjustments	—	(60,019)
Other	79	(1)

Equity in net income (loss) of affiliated companies	(57,680)	(64,078)	61	(121,697)

	Yen in millions
	Fiscal year ended March 31
	2013	2014
Net revenues	193,405	306,383
Operating income (loss)	(14,759)	(1,064)
Net income (loss) attributable to controlling interests	(26,026)	(15,195)
Percentage of ownership in equity investees	20%-50%	20%-50%

Sony Ericsson, a 50/50 joint venture with Telefonaktiebolaget LM Ericsson (“Ericsson”) focused on mobile phone handsets, was established in October 2001 and was included in affiliated companies accounted for under the equity method through February 15, 2012. On February 15, 2012, Sony Corporation acquired Ericsson’s 50 percent stake in Sony Ericsson, making the mobile handset business a wholly-owned subsidiary of Sony Corporation. Refer to Note 24.

S-LCD, a joint venture with Samsung Electronics Co., Ltd. (“Samsung”) focused on manufacturing amorphous TFT panels, was established in April 2004 with Sony’s ownership interest of 50% minus 1 share. On January 19, 2012, Sony sold to Samsung all of its shares of S-LCD, and received cash consideration of 71,986 million yen (1.07 trillion Korean won) from Samsung. Following the transaction S-LCD was no longer an equity affiliate. During the fiscal year ended March 31, 2012, Sony recorded a 60,019 million yen other-than-temporary impairment loss on its share of S-LCD, including the reclassification to net income of foreign currency translation adjustments and the impact of exchange rate fluctuations between the initial impairment loss and closing of the sale to Samsung. Cash proceeds from the sale of the investment in S-LCD are included in sales of securities investments in the consolidated statements of cash flows.

On June 29, 2012, an investor group which included a wholly-owned subsidiary of Sony Corporation completed its acquisition of EMI Music Publishing. To effect the acquisition, the investor group formed DH Publishing, L.P. (“DHP”) which acquired EMI Music Publishing for total consideration of 2.2 billion U.S. dollars. Sony invested 320 million U.S. dollars in DHP, through Nile Acquisition LLC, for a 39.8% equity interest. Nile Acquisition LLC is a joint venture with the third party investor of Sony’s U.S. based music publishing subsidiary in which Sony holds a 74.9% ownership interest. In addition, DHP entered into an agreement with Sony’s U.S. based music publishing subsidiary in which the subsidiary provides administration services to DHP. Sony accounts for its interest in DHP under the equity method. DHP was determined to be a variable interest entity as described in Note 23.

On February 25, 2013, Sony sold 95,000 shares of its 886,908 shares in its consolidated subsidiary M3, Inc. (“M3”) to a third party for cash consideration of 14,236 million yen, which is included within other in the investing activities section of the consolidated statements of cash flows. In connection with the sale, Sony deconsolidated M3 as its share ownership fell to 49.8% of the issued and outstanding shares of M3 and recorded a gain of 122,160 million yen in other operating (income) loss, net in the consolidated statements of income for the fiscal year ended March 31, 2013. Of this gain, 117,216 million yen related to the remeasurement to fair value, using M3’s closing stock price on the date of the sale, of Sony’s remaining shares in M3. On September 17, 2013, Sony sold an additional 155,000 shares of M3 (9.75% of the issued and outstanding shares of M3) to a third party for cash consideration of 37,799 million yen, which is included within other in the investing activities section of the consolidated statements of cash flows. In connection with the sale, Sony recorded a gain of 12,793 million yen in other operating (income) expense, net in the consolidated statements of income for the fiscal year ended March 31, 2014. Although Sony’s ownership has decreased to 39.41% due to the above-mentioned sales and M3’s subsequent issuance of additional common stock, Sony remains a major shareholder of M3 and will continue to pursue opportunities to collaborate with M3 in certain business areas, including medical. Sony accounts for its remaining interest in M3 under the equity method.

The carrying value of Sony’s investment in M3 exceeded its proportionate share in the underlying net assets of M3 by 91,316 million yen at March 31, 2014. The excess is substantially attributable to the remeasurement to fair value of the remaining shares of M3, and allocated to identifiable tangible and intangible assets. The intangible assets relate primarily to M3’s medical web-portal. The unassigned residual value of the excess is recognized as goodwill as a component of the investment balance. The amounts allocated to intangible assets are amortized net of the related tax effects to equity in net income (loss) of affiliated companies over their respective estimated useful lives, principally 10 years, using the straight-line method.

With the exception of M3 as described above, there was no significant difference between Sony’s proportionate share in the underlying net assets of the investees and the carrying value of investments in affiliated companies at March 31, 2013 and 2014.

With the exception of the investment in M3 which is quoted on the Tokyo Stock Exchange and has a carrying and fair value at March 31, 2014 of 105,778 million yen and 107,892 million yen, respectively, there were no affiliated companies accounted for under the equity method with a market quotation at March 31, 2013 and 2014.

The number of affiliated companies accounted for under the equity method at March 31, 2013 and 2014 were 101 and 107, respectively.

Account balances and transactions with affiliated companies accounted for under the equity method are presented below:

	Yen in millions
	March 31
	2013	2014
Accounts receivable, trade	7,294	8,271
Accounts payable, trade	880	1,030
Capital lease obligations	27,485	71,345

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Sales	79,677	18,565	23,647
Purchases	157,930	1,725	1,533
Lease payments	24,159	25,523	38,919

Sony entered into sale and leaseback transactions regarding certain machinery and equipment with SFI Leasing Company, Limited (“SFIL”), a leasing company in Japan, in the fiscal years ended March 31, 2012, 2013 and 2014. SFIL is accounted for under the equity method and is 34% owned by Sony. Refer to Notes 8 and 24.

Dividends from affiliated companies accounted for under the equity method for the fiscal years ended March 31, 2012, 2013 and 2014 were 1,964 million yen, 2,360 million yen and 2,840 million yen, respectively.

During the fiscal year ended March 31, 2012 and prior to the sale of its shares of S-LCD, Sony paid additional LCD panel related expenses of 22,759 million yen (292 million U.S. dollars) resulting from low capacity utilization of S-LCD.